Business segments (Revenue by Product Lines) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenue	$ 393,733	$ 390,192	$ 367,887	$ 372,999	$ 330,165	$ 347,767	$ 373,512	$ 363,489	$ 1,524,811	$ 1,414,933	$ 1,128,131
Sales [Member]
Revenue from External Customer [Line Items]
Revenue									1,524,811	1,414,933	1,128,131
Revenue, Percentage									100.00%	100.00%	100.00%
Sales [Member] | Drilling Technologies [Member]
Revenue from External Customer [Line Items]
Revenue									462,420	434,240	372,046
Revenue, Percentage									30.30%	30.70%	33.00%
Sales [Member] | Subsea Technologies [Member]
Revenue from External Customer [Line Items]
Revenue									316,418	250,554	220,944
Revenue, Percentage									20.80%	17.70%	19.60%
Sales [Member] | Downhole Technologies [Member]
Revenue from External Customer [Line Items]
Revenue									161,970	141,706	66,440
Revenue, Percentage									10.60%	10.00%	5.90%
Sales [Member] | Production Equipment [Member]
Revenue from External Customer [Line Items]
Revenue									251,428	227,286	178,110
Revenue, Percentage									16.50%	16.10%	15.80%
Sales [Member] | Valve Solutions [Member]
Revenue from External Customer [Line Items]
Revenue									211,170	210,608	173,836
Revenue, Percentage									13.80%	14.90%	15.40%
Sales [Member] | Flow Equipment [Member]
Revenue from External Customer [Line Items]
Revenue									122,896	151,310	116,755
Revenue, Percentage									8.10%	10.70%	10.30%
Sales [Member] | Eliminations [Member]
Revenue from External Customer [Line Items]
Revenue									$ (1,491)	$ (771)	$ 0
Revenue, Percentage									(0.10%)	(0.10%)	0.00%